Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of domestic and foreign income before taxes
For financial reporting purposes, income before taxes from continuing operations includes the following components for the years ended December 31, 2024 and 2023:

	Years Ended
	December 31, 2024	December 31, 2023
Domestic	$(91,714)	$(95,991)
Foreign	(25,915)	(28,375)
Total	$(117,629)	$(124,366)

Schedule of tax provision amounts recognized in the Consolidated Statements of Operations
Provision for income taxes from continuing operations for the years ended December 31, 2024 and 2023 consisted of the following:

	Years Ended
	December 31, 2024	December 31, 2023
Current:
Federal	$135,666	$121,079
State	15,641	22,825
Foreign	1,884	123
Total current	$153,191	$144,027

Deferred:
Federal	$(24,607)	$(20,775)
State	(25,600)	(9,057)
Foreign	(4,392)	394
Total deferred	$(54,599)	$(29,438)

Schedule of a reconciliation of the statutory income tax rate to the Company's effective income tax rate
The following table contains a reconciliation of the Company’s statutory tax rate on continuing operations as applied to Loss before provision for income taxes to its effective tax rate on continuing operations for the years ended December 31, 2024 and 2023. The Company reclassified Section 280E expenses from Non-deductible expenses to Increase in uncertain tax position for the year ended December 31, 2023 to conform to the current period presentation.

	Years Ended
	December 31, 2024		December 31, 2023
Provision for income taxes computed using statutory tax rate	$(17,644)	15%	$(18,655)	15%
Effect of tax rates in foreign jurisdictions	(10,512)	9%	(9,149)	7%
Tax effect of:
State income taxes, net of federal income tax benefit	(22,643)	19%	13,769	(11)%
Impact of U.S. tax on foreign operations	706	(1)%	2,049	(2)%
Share-based compensation	944	(1)%	2,033	(2)%
Non-deductible expenses	2,204	(2)%	11,641	(9)%
Increase in uncertain tax position	121,969	(104)%	59,707	(48)%
Increase in valuation allowance	19,774	(17)%	36,042	(29)%
Penalties and interest	16,216	(14)%	19,134	(15)%
Other	(12,422)	11%	(1,982)	2%
Provision for income taxes	$98,592	(84)%	$114,589	(92)%

Schedule of deferred tax assets not recognized
The components of the Company’s deferred tax assets and liabilities associated with its continuing operations as of December 31, 2024 and 2023 were as follows:

	As of
	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carryforward	$202,940	$188,944
163j Interest Carryovers	71,132	57,809
Stock compensation	10,307	10,808
Accrued and prepaid expenses	2,088	3,347
Other	60	52
Total deferred tax assets	$286,527	$260,960

Deferred tax liabilities:
Depreciation and amortization	$(264,588)	$(300,073)
Inventory	(1,904)	(1,056)
Total deferred tax liabilities	$(266,492)	$(301,129)

Valuation allowance	(264,235)	(256,597)

Net deferred tax liabilities	$(244,200)	$(296,766)

Schedule of unrecognized tax benefits
The following table summarizes the activity within the Company’s unrecognized tax benefits from continuing operations for the year ended December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Balance at beginning of the year	$56,931	$70,888
Additions based on tax positions related to the current year	130,790	8,313
Additions based on refunds requested but not yet received related to prior years	91,645	—
Additions based on refunds received related to prior years	9,984	—
Additions for tax positions of prior years	164,249	(896)
Additions based on acquisitions	(10,347)	(485)
Lapse of statute of limitations	(10,909)	(20,889)
Balance at the end of the year	$432,343	$56,931